Cost of sales (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Cost of Sales

Cost of sales is analysed as follows:

	2018	2017
Opening inventories	91,077	91,014
Purchases	177,591	180,872
Labor	89,827	92,330
Third party manufacturers	6,039	8,725
Other manufacturing costs	29,004	37,605
Amortization charge of capital grants	(1,061)	(1,068)
Closing inventoires	(84,227)	(91,077)

Total	308,250	318,401